Derivatives And Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Notional Amounts Under Swaps Contracts

	December 31, 2011	December 31, 2010
Contract notional amounts	10,827	14,207

Amount Of Gain Or (Loss) Recognized In Income On Derivative

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2011		2010		2009
Swaps	Net cost of gas sold	$(18,201)		$(27,690)		$(4,391)
Swaps	Net cost of gas sold	18,201	*	27,690	*	4,391	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Summary Of FSIRS

Notional amount	$100 million
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	March 20, 2012

Gains (Losses) On Derivatives In Cash Flow Hedging

	Year Ended December 31, 2011	Year Ended December 31, 2010
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$(17,958)	$(6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative	—	(11,691)

Total	$(17,958)	$(18,446)

Fair Values Of Swaps And FSIRS In Balance Sheet Location

Fair values of derivatives not designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$656	$—	$656
Swaps	Other current liabilities	65	(11,547)	(11,482)

Total		$721	$(11,547)	$(10,826)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

December 31, 2010 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other deferred credits	$—	$(6,755)	$(6,755)

Paid To And Received From Counterparties For Settlements Of Matured Swaps

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
(Thousands of dollars)
Paid to counterparties	$17,283	$16,574	$19,661

Received from counterparties	$—	$831	$—

Regulatory Assets/Liabilities Offsetting The Amounts In The Balance Sheet

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

December 31, 2010
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(656)
Swaps	Prepaids and other current assets	11,482

Significant Other Observable Inputs

	December 31, 2011	December 31, 2010
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - swaps	$—	$656
Liabilities at fair value:
Other current liabilities - swaps	(11,122)	(11,482)
Other deferred credits - swaps	(621)	—
Other current liabilities - FSIRS	(24,713)	—
Other deferred credits - FSIRS	—	(6,755)

Net Assets (Liabilities)	$(36,456)	$(17,581)